Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment
Schedule of property and equipment

Property and equipment consists of the following:

	December 31,	December 31,
	2023	2022
Buildings and building improvements	$348,865	$229,685
Land rights and land improvements	10,320	10,164
Miners and mining equipment	496,230	441,324
Machinery and facility equipment	39,144	35,125
Office and computer equipment	2,108	1,206
Construction in progress	166,970	97,231
Total cost of property and equipment	1,063,637	814,735
Less accumulated depreciation	(359,443)	(122,180)
Property and equipment, net	$704,194	$692,555